Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 322,082	$ 84,003	[1]	$ 701,175	[1]
Other financial liabilities, Non-current	2,170,328	2,382,396	[1]	2,171,325	[1]
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	259,461	61,447		618,183
Other financial liabilities, Non-current	2,161,366	2,377,162		2,163,402
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	46,345	4,026		3,090
Other financial liabilities, Non-current	721,022	764,242		494,000
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	150,624	694		151,071
Other financial liabilities, Non-current		150,000		150,000
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	62,492	56,727		464,022
Other financial liabilities, Non-current	$ 1,440,344	$ 1,462,920		$ 1,519,402

[1]	See Note 3.